Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 19,165	$ 10,637	[1]	$ 35,363	$ 19,930	[1]
Non-Current Assets	39,513			39,513			$ 40,968
Current assets	15,321			15,321			11,988
Retail | Canada | Assets and liabilities classified as held for sale
Disclosure of geographical areas [line items]
Current assets	525			525			552
Oil Sands | Canada | Assets and liabilities classified as held for sale
Disclosure of geographical areas [line items]
Current assets							593
Conventional | Canada | Assets and liabilities classified as held for sale
Disclosure of geographical areas [line items]
Current assets							159
Canada
Disclosure of geographical areas [line items]
Revenue	9,674	5,222		18,472	10,734
Non-Current Assets	32,426			32,426			33,981
United States
Disclosure of geographical areas [line items]
Revenue	9,159	5,124		16,185	8,601
Non-Current Assets	4,436			4,436			4,093
China
Disclosure of geographical areas [line items]
Revenue	332	$ 291		706	$ 595
Non-Current Assets	2,321			2,321			2,583
Indonesia
Disclosure of geographical areas [line items]
Non-Current Assets	$ 330			$ 330			$ 311

[1]	See Note 3 for revisions to prior period results.